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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569


                     Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Ibbotson Conservative Allocation Fund
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)

Shares                                                Value
             MUTUAL FUNDS - 93.4%
             PIONEER FUNDS - 93.4%
1,094,267    Pioneer Bond Fund Class Y               $   10,045,369
65,964       Pioneer Cullen Value Fund Class Y              1,364,127
22,132       Pioneer Europe Select Equity Fund Class           718,420
60,891       Pioneer Fund Class Y                           2,733,376
100,680      Pioneer Global High Yield Fund Class Y         1,122,585
72,684       Pioneer Government Income Fund Class Y            696,310
20,071       Pioneer Growth Opportunities Fund Class           461,221
155,480      Pioneer High Yield Fund Class Y                1,593,669
116,203      Pioneer Independence Fund Class Y              1,399,078
112,289      Pioneer International Equity Fund Class        2,772,422
30,244       Pioneer Mid-Cap Growth Fund Class Y               468,178
71,758       Pioneer Oak Ridge Large Cap Growth Fund           916,352
292,125      Pioneer Research Fund Class Y                  2,798,560
1,129,062    Pioneer Short Term Income Fund Class Y       10,850,289
20,214       Pioneer Small Cap Value Fund Class Y              456,845
213,709      Pioneer Strategic Income Fund Class Y          2,248,215
65,643       Pioneer Value Fund Class Y                        901,283

             TOTAL INVESTMENTS IN SECURITIES - 93.4%
             (Cost $42,396,598) (a)                  $   41,546,299
             OTHER ASSETS AND LIABILITIES - 6.6%     $     2,939,189
             TOTAL NET ASSETS - 100.0%               $   44,485,488

(a) At April 30, 2008, the net unrealized loss on investments based on cost for federal tax purposes of $42,396,598 was as follows:

        Aggregate gross unrealized gain for all investments in
which there is
        an excess of value over tax cost             $    366,834
        Aggregate gross unrealized loss for all investments in
which there is
        an excess of tax cost over value            (1,217,133)
        Net unrealized loss                          $   (850,299)

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)
The following is a summary of the inputs used as of April 30, 2008, in valuing the Fund's assets:

                                    Investments in
Valuation Inputs                      Securities
Level 1 - Quoted Prices             $ 41,546,299
Level 2 - Other Significant Observa     -
Level 3 - Significant Unobservable      -
Total                               $  41,546,299

Pioneer Ibbotson Moderate Allocation Fund
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)

Shares                                                Value
             MUTUAL FUNDS - 98.3%
             PIONEER FUNDS - 98.3%
4,245,297    Pioneer Bond Fund Class Y               $   38,971,828
562,787      Pioneer Cullen Value Fund Class Y            11,638,445
151,456      Pioneer Emerging Markets Fund Class Y          5,903,752
261,145      Pioneer Europe Select Equity Fund Class        8,476,777
562,923      Pioneer Fund Class Y                         25,269,634
557,271      Pioneer Global High Yield Fund Class Y         6,213,569
392,794      Pioneer Government Income Fund Class Y         3,762,968
350,388      Pioneer Growth Opportunities Fund Class        8,051,909
642,934      Pioneer High Yield Fund Class Y                6,590,070
950,253      Pioneer Independence Fund Class Y            11,441,046
1,116,234    Pioneer International Equity Fund Class      27,559,810
381,762      Pioneer Mid-Cap Growth Fund Class Y            5,909,678
262,580      Pioneer Mid-Cap Value Fund Class Y             5,792,522
1,135,405    Pioneer Oak Ridge Large Cap Growth Fund      14,499,124
369,903      Pioneer Real Estate Shares Fund Class Y        8,759,307
3,011,713    Pioneer Research Fund Class Y                28,852,208
4,122,193    Pioneer Short Term Income Fund Class Y       39,614,272
252,761      Pioneer Small Cap Value Fund Class Y           5,712,404
539,962      Pioneer Strategic Income Fund Class Y          5,680,404
801,570      Pioneer Value Fund Class Y                   11,005,557

             TOTAL INVESTMENTS IN SECURITIES - 98.3%
             (Cost $279,386,030) (a)                 $ 279,705,284
             OTHER ASSETS AND LIABILITIES - 1.7%     $     4,860,738
             TOTAL NET ASSETS - 100.0%               $ 284,566,022

(a) At April 30, 2008, the net unrealized gain on investments based on cost for federal tax purposes of $279,386,030 was as follows:

        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost             $   11,319,502
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value            (11,000,248)
        Net unrealized gain                          $   319,254

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)
The following is a summary of the inputs used as of April 30, 2008, in valuing the Fund's assets:

                                    Investments in
Valuation Inputs                      Securities
Level 1 - Quoted Prices             $    279,705,284
Level 2 - Other Significant Observa       -
Level 3 - Significant Unobservable        -
Total                               $    279,705,284


Pioneer Ibbotson Growth Allocation Fund
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)

Shares                                                Value
             MUTUAL FUNDS - 100.3%
             PIONEER FUNDS - 100.3%
3,435,265    Pioneer Bond Fund Class Y               $   31,535,729
648,336      Pioneer Cullen Value Fund Class Y            13,407,598
294,757      Pioneer Emerging Markets Fund Class Y        11,489,630
259,104      Pioneer Europe Select Equity Fund Class        8,410,520
558,233      Pioneer Fund Class Y                         25,059,061
306,928      Pioneer Global High Yield Fund Class Y         3,422,249
5,586        Pioneer Government Income Fund Class Y              53,517
429,969      Pioneer Growth Opportunities Fund Class        9,880,678
333,724      Pioneer High Yield Fund Class Y                3,420,669
1,124,781    Pioneer Independence Fund Class Y            13,542,357
1,353,315    Pioneer International Equity Fund Class      33,413,359
549,887      Pioneer Mid-Cap Growth Fund Class Y            8,512,254
500,177      Pioneer Mid-Cap Value Fund Class Y           11,033,906
1,323,809    Pioneer Oak Ridge Large Cap Growth Fund      16,905,037
484,155      Pioneer Real Estate Shares Fund Class Y      11,464,798
3,416,195    Pioneer Research Fund Class Y                32,727,150
2,136,839    Pioneer Short Term Income Fund Class Y       20,535,020
357,780      Pioneer Small Cap Value Fund Class Y           8,085,827
260,190      Pioneer Strategic Income Fund Class Y          2,737,202
813,037      Pioneer Value Fund Class Y                   11,163,004

             TOTAL INVESTMENTS IN SECURITIES - 100.3%
             (Cost $280,023,537) (a)                 $ 276,799,565
             OTHER ASSETS AND LIABILITIES - (0.3%)   $      (772,290)
             TOTAL NET ASSETS - 100.0%               $ 276,027,275

(a) At April 30, 2008, the net unrealized loss on investments based on cost for federal tax purposes of $280,023,537 was as follows:

        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost             $   11,156,316
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value            (14,380,288)
        Net unrealized loss                          $   (3,223,972)

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)
The following is a summary of the inputs used as of April 30, 2008, in valuing the Fund's assets:

                                    Investments in
Valuation Inputs                      Securities
Level 1 - Quoted Prices             $  276,799,565
Level 2 - Other Significant Observa       -
Level 3 - Significant Unobservable        -
Total                               $  276,799,565


Pioneer Ibbotson Aggressive Allocation Fund
SCHEDULE OF INVESTMENTS 4/30/08 (unaudited)

Shares                                                Value
             MUTUAL FUNDS - 100.7%
             PIONEER FUNDS - 100.7%
1,549,230    Pioneer Bond Fund Class Y               $   14,221,930
512,029      Pioneer Cullen Value Fund Class Y            10,588,764
232,356      Pioneer Emerging Markets Fund Class Y          9,057,247
273,153      Pioneer Europe Select Equity Fund Class        8,866,557
396,897      Pioneer Fund Class Y                         17,816,690
383,434      Pioneer Growth Opportunities Fund Class        8,811,319
740,192      Pioneer Independence Fund Class Y              8,911,916
1,087,548    Pioneer International Equity Fund Class      26,851,565
348,444      Pioneer Mid-Cap Growth Fund Class Y            5,393,917
403,519      Pioneer Mid-Cap Value Fund Class Y             8,901,624
981,953      Pioneer Oak Ridge Large Cap Growth Fund      12,539,540
371,994      Pioneer Real Estate Shares Fund Class Y        8,808,807
2,402,327    Pioneer Research Fund Class Y                23,014,291
14,662       Pioneer Short Term Income Fund Class Y            140,906
312,281      Pioneer Small Cap Value Fund Class Y           7,057,554
511,227      Pioneer Value Fund Class Y                     7,019,151

             TOTAL INVESTMENTS IN SECURITIES - 100.7%
             (Cost $179,029,862) (a)                 $ 178,001,778
             OTHER ASSETS AND LIABILITIES - (0.7%)   $   (1,284,641)
             TOTAL NET ASSETS - 100.0%               $ 176,717,137

(a) At April 30, 2008, the net unrealized loss on investments based on cost for federal tax purposes of $179,029,862 was as follows:

        Aggregate gross unrealized gain for all investments in which there is
        an excess of value over tax cost             $     9,163,732
        Aggregate gross unrealized loss for all investments in which there is
        an excess of tax cost over value            (10,191,816)
        Net unrealized loss                          $   (1,028,084)

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)
The following is a summary of the inputs used as of April 30, 2008, in valuing the Fund's assets:

                                    Investments in
Valuation Inputs                      Securities
Level 1 - Quoted Prices             $    178,001,778
Level 2 - Other Significant Observa         -
Level 3 - Significant Unobservable          -
Total                               $    178,001,778


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 27, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date June 27, 2008

* Print the name and title of each signing officer under his or her signature.